FINANCIAL RISK MANAGEMENT - Investment Risk by Country (Details) - CLP ($) $ in Thousands	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015	Dec. 31, 2014
Exchange Rate Risk
Total Equity	$ 813,233,349	$ 842,170,027	$ 851,534,300	$ 918,997,733
Total assets	2,114,859,467	2,199,109,747	2,209,361,024
Total liabilities	1,301,626,117	$ 1,356,939,720	$ 1,357,826,724
Currency risk | Argentina
Exchange Rate Risk
Total Equity	86,806,727
Total assets	190,848,657
Total liabilities	$ 104,041,930
Percentage of entity's revenue	29.90%
Appreciation (devaluation) of foreign currency against the domestic currency	(21.80%)
Percentage of reasonably possible risk increase	(5.00%)
Increase (decrease) in income due to a reasonably possible increase in risk component	$ (1,676,795)
Increase (decrease) in equity due to a reasonably possible risk increase	(3,034,568)
Increase (decrease) in assets due to a reasonably possible risk increase	(7,976,544)
Increase (decrease) in liabilities due to a reasonably possible risk increase	(4,941,976)
Currency risk | Brazil
Exchange Rate Risk
Total Equity	267,651,617
Total assets	796,372,514
Total liabilities	$ 528,720,897
Percentage of entity's revenue	32.60%
Appreciation (devaluation) of foreign currency against the domestic currency	(9.50%)
Percentage of reasonably possible risk increase	(5.00%)
Increase (decrease) in income due to a reasonably possible increase in risk component	$ (2,012,627)
Increase (decrease) in equity due to a reasonably possible risk increase	(11,455,756)
Increase (decrease) in assets due to a reasonably possible risk increase	(34,892,774)
Increase (decrease) in liabilities due to a reasonably possible risk increase	(23,437,018)
Currency risk | Paraguay
Exchange Rate Risk
Total Equity	232,553,018
Total assets	264,698,133
Total liabilities	$ 32,145,115
Percentage of entity's revenue	7.60%
Appreciation (devaluation) of foreign currency against the domestic currency	5.30%
Percentage of reasonably possible risk increase	(5.00%)
Increase (decrease) in income due to a reasonably possible increase in risk component	$ (1,103,808)
Increase (decrease) in equity due to a reasonably possible risk increase	(11,082,603)
Increase (decrease) in assets due to a reasonably possible risk increase	(12,580,330)
Increase (decrease) in liabilities due to a reasonably possible risk increase	$ (1,497,727)